SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY
CONDENSED FINANCIAL INFORMATION OF PARENT
Operating costs and expenses					(19,505)	(19,685)	(6,441)
Income from operations	4,395	27,381	19,782	69,718	(19,505)	(19,685)	(6,441)
Other income	3,179	19,808	9,403	6,893	472	1,127	1,899
Equity in earnings of subsidiaries					94,669	11,608	67,352
Net income (loss)	$ 12,140	75,636	(6,950)	62,810	75,636	(6,950)	62,810